N-2 - USD ($) $ / shares in Thousands, $ in Thousands		6 Months Ended
		Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cover [Abstract]
Entity Central Index Key		0001268884
Amendment Flag		false
Document Type		N-CSRS
Entity Registrant Name		CBRE Global Real Estate Income Fund
Other Annual Expenses [Abstract]
Other Transaction Fees, Note [Text Block]
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

Financial Highlights [Abstract]
Senior Securities [Table Text Block]
Financial Highlights

	For the Six Months Ended June 30, 2026 (unaudited)	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021

Per share operating performance for a share outstanding throughout the period

Net asset value, beginning of period	$4.50	$5.10	$6.20	$6.31		$10.48	$8.11

Income from investment operations

Net investment income(1)	0.04	0.09	0.08	0.10		0.20	0.22

Net realized and unrealized gain (loss) on investments, written options and foreign currency transactions	0.39	0.03	(0.46)	0.74		(3.67)	2.75

Total from investment operations	0.43	0.12	(0.38)	0.84		(3.47)	2.97

Common Share transactions

Accretive/(Dilutive) effect on net asset value as a result of new shares sold and rights offering	-	0.00(2)	0.00(2)	(0.22)	(3)	-	-

Offering costs charged to paid‑in‑capital	-	-	(0.00)(2)	(0.01)		-	-

Total from Common Share transactions	-	0.00(2)	(0.00)(2)	(0.23)		-	-

Distributions on Common Shares

Net investment income	(0.06)	(0.11)	(0.44)	(0.34)		(0.21)	(0.08)

Net realized gains	-	-	(0.15)	(0.30)		(0.49)	(0.52)

Return of capital	(0.30)	(0.61)	(0.13)	(0.08)		-	-

Total distributions to common shareholders	(0.36)	(0.72)	(0.72)	(0.72)		(0.70)	(0.60)

NET ASSET VALUE, END OF PERIOD	$4.57	$4.50	$5.10	$6.20		$6.31	$10.48

MARKET VALUE, END OF PERIOD	$4.61	$4.38	$4.81	$5.43		$5.73	$9.79

Total investment return(4)

Net asset value	9.79%	2.21%	(6.50)%	11.03%		(33.97)%	37.88%

Market value	13.65%	5.30%	1.25%	8.66%		(35.54)%	52.66%

Ratios and supplemental data

Net assets, applicable to common shares, end of period (thousands)	$692,572	$680,674	$721,034	$867,274		$736,011	$1,221,609

Borrowings (senior securities) outstanding, end of period (thousands)	$320,934	$326,729	$347,923	$289,442		$345,209	$320,489

Asset Coverage per $1,000(5)	$3,158	$3,083	$3,072	$3,996		$3,132	$4,812

Ratios to average net assets applicable to common shares of:

Net expenses	3.50%(6)	3.84%	3.88%	3.86%		2.29%	1.46%

Net expenses, excluding interest on line of credit	1.49%(6)	1.49%	1.41%	1.40%		1.39%	1.24%

Net investment income	1.78%(6)	1.75%	1.40%	1.63%		2.49%	2.37%

Portfolio turnover rate	27.97%	27.70%	87.60%	50.69%		53.88%	78.44%

(1)	Based on average shares outstanding.
(2)	Less than $0.01 per share.
(3)	Shares issued at a 5% discount on a 5‑day average market price from 3/31/2023 to 4/6/2023.
(4)
Total investment return does not reflect brokerage commissions. Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust’s Dividend Reinvestment Plan. Net Asset Value (“NAV”) total return is calculated assuming reinvestment of distributions at NAV on the date of the distribution.

(5)
Asset Coverage per $1,000: Asset coverage per $1,000 of debt is calculated by subtracting the Trust’s liabilities and indebtedness not represented by senior securities from the Trust’s total assets, dividing the result by the aggregate amount of the Trust’s senior securities representing indebtedness then outstanding, and multiplying the result by 1,000.

(6)	Annualized.

Senior Securities Amount		$ 320,934	$ 326,729	$ 347,923	$ 289,442	$ 345,209	$ 320,489
Senior Securities Coverage per Unit	[1]	$ 3,158	$ 3,083	$ 3,072	$ 3,996	$ 3,132	$ 4,812
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment objective
The Trust’s primary investment objective is high current income. The Trust’s secondary investment objective is capital appreciation. The Trust’s investment objectives and certain investment policies are considered fundamental and may not be changed without shareholder approval. There can be no assurance that the Trust’s investment objectives will be achieved.
Investment policies
The Trust has a policy of concentrating its investments in the real estate industry and not in any other industry. Under normal market conditions, the Trust will invest substantially all but no less than 80% of its total assets in income-producing global “Real Estate Equity Securities.” Real Estate Equity Securities include common stocks, preferred securities, warrants and convertible securities issued by real estate companies, such as real estate investment trusts (“REITs”). The Trust, under normal market conditions, will invest in Real Estate Equity Securities of companies domiciled primarily in developed countries.
However, the Trust may invest up to 15% of its total assets in Real Estate Equity Securities of companies domiciled in emerging market countries. Under normal market conditions, the Trust expects to have investments in at least three countries, including the United States.
The Trust may invest up to 25% of its total assets in preferred securities of global real estate companies. The Trust may invest up to 20% of its total assets in preferred securities that are rated below investment grade or that are not rated and are considered by the Trust’s investment adviser to be of comparable quality. Preferred securities of non‑investment grade quality are regarded as having predominantly speculative characteristics with respect to the capacity of the issuer of the preferred securities to pay interest and repay principal. Investment grade quality securities are those that are rated within the four highest grades by Moody’s Investors Service, Inc., S&P Global Ratings, or Fitch Ratings at the time of investment or are considered by the Trust’s investment adviser to be of comparable quality. Although it has no present intentions to do so, the Trust may invest up to 15% of its total assets in securities and other instruments that, at the time of investment, are illiquid (i.e., securities that are not readily marketable).
The Trust defines a real estate company as a company that derives at least 50% of its revenue from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate or has at least 50% of its assets invested in such real estate. A common type of real estate company, a REIT, is a domestic corporation that pools investors’ funds for investment primarily in income-producing real estate or in real estate related loans (such as mortgages) or other interests. Therefore, a REIT normally derives its income from rents or from interest payments and may realize capital gains by selling properties that have appreciated in value. A REIT is not taxed on income distributed to its shareholders if it complies with several requirements of the Internal Revenue Code of 1986, as amended (the “Code”). As a result, REITs tend to pay relatively high dividends (as compared to other types of companies), and the Trust intends to use these REIT dividends in an effort to meet its primary objective of high current income.
Global real estate companies outside the U.S. include, but are not limited to, companies with similar characteristics to the REIT structure, in which revenue primarily consists of rent derived from owned, income-producing real estate properties, dividend distributions as a percentage of taxable net income are high (generally greater than 80%), debt levels are generally conservative and income derived from development activities is generally limited.
The Trust may invest in securities of foreign issuers in the form of American Depositary Receipts (“ADRs”) and European Depositary Receipts (“EDRs”).
The Trust may engage in foreign currency transactions, including foreign currency forward contracts, options, swaps, and other strategic transactions in connection with its investments in foreign Real Estate Equity Securities. Although not intended to be a significant element in the Trust’s investment strategy, from time to time the Trust may use various other investment management techniques that also involve certain risks and special considerations, including engaging in interest rate transactions and short sales.
The Trust will invest in Real Estate Equity Securities where dividend distributions are subject to withholding taxes as determined by United States tax treaties with respective individual foreign countries.

Risk Factors [Table Text Block]
Risk factors
The Trust is a diversified, closed‑end management investment company designed primarily as a long-term investment and not as a trading vehicle. The Trust is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Trust will achieve its investment objectives. Your common shares at any point in time may be worth less than you invested, even after taking into account the reinvestment of Trust dividends and distributions.
GENERAL REAL ESTATE RISKS
Because the Trust concentrates its assets in the global real estate industry, your investment in the Trust will be closely linked to the performance of the global real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments. The price of real estate company shares may drop because of falling property values, increased interest rates, poor management of the company or other factors. Many real estate companies utilize leverage, which increases investment risk and could adversely affect a company’s operations and market value in periods of rising interest rates.
There are also special risks associated with particular sectors of real estate investments.
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Retail Properties Retail properties are affected by the overall health of the economy and may be adversely affected by, among other things, the growth of alternative forms of retailing, bankruptcy, departure or cessation of operations of a tenant, a shift in consumer demand due to demographic changes, spending patterns and lease terminations.

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Office Properties Office properties are affected by the overall health of the economy, and other factors such as a downturn in the businesses operated by their tenants, obsolescence and non‑competitiveness.

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Hotel Properties The risks of hotel properties include, among other things, the necessity of a high level of continuing capital expenditures, competition, increases in operating costs which may not be offset by increases in revenues, dependence on business and commercial travelers and tourism, increases in fuel costs and other expenses of travel, and adverse effects of general and local economic conditions. Hotel properties tend to be more sensitive to adverse economic conditions and competition than many other commercial properties.

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Healthcare Properties Healthcare properties and healthcare providers are affected by several significant factors, including federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, rates, equipment, personnel and other factors regarding operations, continued availability of revenue from government reimbursement programs, and competition on a local and regional basis. The failure of any healthcare operator to comply with governmental laws and regulations may affect its ability to operate its facility or receive government reimbursements.

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Multifamily Properties The value and successful operation of a multifamily property may be affected by a number of factors such as the location of the property, the ability of the management team, the level of mortgage rates, the presence of competing properties, adverse economic conditions in the locale, oversupply and rent control laws or other laws affecting such properties.

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Community Shopping Centers Community center properties are dependent upon the successful operations and financial condition of their tenants, particularly certain of their major tenants, and could be adversely affected by bankruptcy of those tenants. In some cases, a tenant may lease a significant portion of the space in one center, and the filing of bankruptcy could cause significant revenue loss. Like others in the commercial real estate industry, community centers are subject to environmental risks and interest rate risk. They also face the need to enter into new leases or renew leases on favorable terms to generate rental revenues. Community center properties could be adversely affected by changes in the local markets where their properties are located, as well as by adverse changes in national economic and market conditions.

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Self-Storage Properties The value and successful operation of a self-storage property may be affected by a number of factors, such as the ability of the management team, the location of the property, the presence of competing properties, changes in traffic patterns, and adverse effects of general and local economic conditions with respect to rental rates and occupancy levels.

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Industrial Properties Industrial properties typically include warehouses, depots, storage, factories, logistics and distributions. Factors such as vacancy, tenant mix, lease term, property condition and design, redevelopment opportunities and property location could adversely affect the value and operation of industrial properties.

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Towers Companies Cell towers and wireless services have seen an increased demand in recent years. However, owners and operators of towers may be subject to, and therefore must comply with, environmental laws that impose strict, joint and several liability for the cleanup of on‑site or off‑site contamination and related personal injury or property damage.

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Data Centers Properties Data centers facilities house an organization’s most critical and proprietary assets. Therefore, operation of data centers properties depends upon the demand for technology-related real estate and global economic conditions that could adversely affect companies’ abilities to lease, develop or renew leases. Declining real estate valuations and impairment charges could adversely affect earnings and financial condition of data center properties.

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Net Lease Properties Net lease properties require the tenant to pay (in addition to the rent) property taxes, insurance, and maintenance on the property. Tenant’s ability to pay rent, interest rate fluctuations, vacancy, property location, length of the lease are only few of the risks that could affect net lease properties operations.

Other factors that may contribute to the riskiness of all real estate investments include:
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Lack of Insurance Certain of the portfolio companies may fail to carry comprehensive liability, fire, flood, earthquake extended coverage and rental loss insurance, or insurance in place may be subject to various policy specifications, limits and deductibles. Should any type of uninsured loss occur, the portfolio company could lose its investment in, and anticipated profits and cash flows from, a number of properties and as a result adversely affect the Trust’s investment performance.

–	Financial Leverage Global real estate companies may be highly leveraged and financial covenants may affect the ability of global real estate companies to operate effectively.
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Environmental Issues In connection with the ownership (direct or indirect), operation, management and development of real properties that may contain hazardous or toxic substances, a portfolio company may be considered an owner, operator or responsible party of such properties and, therefore, may be potentially liable for removal or remediation costs, as well as certain other costs, including governmental fines and liabilities for injuries to persons and property. The existence of any such material environmental liability could have a material adverse effect on the results of operations and cash flow of any such portfolio company and, as a result, the amount available to make distributions on shares of the Trust could be reduced.

–	Recent Events The value of real estate is particularly susceptible to acts of terrorism and other changes in foreign and domestic conditions.
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Acts of God and Geopolitical Risks The performance of certain investments could be affected by acts of God or other unforeseen and/or uncontrollable events (collectively, “disruptions”), including, but not limited to, natural disasters, public health emergencies (including any outbreak or threat of COVID‑19, SARS, H1N1/09 flu, avian flu, other coronavirus, Ebola, or other existing or new pandemic or epidemic diseases), terrorism, social and political discord, geopolitical events, national and international political circumstances, and other unforeseen and/or uncontrollable events with widespread impact. These disruptions may affect the level and volatility of security prices and liquidity of any investments. Unexpected volatility could impair an investment’s profitability or result in it suffering losses. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or securities industry participants in other countries or regions.

The extent of the impact of any such disruption on the Trust will depend on many factors, including the duration and scope of such disruption, the extent of any related travel advisories and restrictions implemented, the impact of such disruption on overall supply and demand, goods and services, investor liquidity, consumer confidence and levels of economic activity and the extent of its disruption to important global, regional and local supply chains and economic markets, all of which are highly uncertain and cannot be predicted. A disruption may materially and adversely impact the value and performance of any investment, the Adviser’s ability to source, manage and divest investments, and the Adviser’s ability to achieve the Trust’s investment objectives, ultimately resulting in significant losses to investors. In addition, there is a risk that a long disruption will significantly impact the operations of the Adviser, the Trust, and its portfolio investments, or even temporarily or permanently halt their operations.

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REIT Issues REITs are subject to a highly technical and complex set of provisions in the Code. It is possible that the Trust may invest in a real estate company which purports to be a REIT, but which fails to qualify as a REIT. In the event of any such unexpected failure to qualify as a REIT, the purported REIT would be subject to corporate-level taxation, significantly reducing the return to the Trust on its investment in such company.

Stock Market Risks A portion of your investment in common shares represents an indirect investment in equity securities owned by the Trust, substantially all of which are traded on a domestic or foreign securities exchange or in the over‑the‑counter markets. The value of these securities, like other stock market investments, may move up or down, sometimes rapidly and unpredictably.
Common Stock Risk While common stock has historically generated higher average returns than fixed income securities, common stock has also experienced significantly more volatility in those returns. An adverse event, such as an unfavorable earnings report, may depress the value of common stock held by the Trust. Also, the price of common stock is sensitive to general movements in the stock market. A drop in the stock market may depress the price of common stock held by the Trust.
Foreign Securities Risks Although it is not the Trust’s current intent, the Trust may invest up to 100% of its total assets in real estate securities of non‑U.S. issuers or that are denominated in various foreign currencies or multinational currency units (“Foreign Securities”). Such investments involve certain risks not involved in domestic investments. Securities markets in certain foreign countries are not as developed, efficient or liquid as securities markets in the United States. Therefore, the prices of Foreign Securities often are volatile. In addition, the Trust will be subject to risks associated with adverse political and economic developments in foreign countries, which could cause the Trust to lose money on its investments in Foreign Securities. The Trust may hold any Foreign Securities of issuers in so‑called “emerging markets” which may entail additional risks.
Foreign Currency Risk Although the Trust will report its net asset value and pay dividends in U.S. dollars, Foreign Securities often are purchased with and make interest payments in foreign currencies. Therefore, when the Trust invests in Foreign Securities, it will be subject to foreign currency risk, which means that the Trust’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of Foreign Securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.
Emerging Markets Risks The Trust may invest in Real Estate Equity Securities of issuers located or doing substantial business in “emerging markets.” Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less developed legal systems; and less reliable custodial services and settlement practices.
Leverage Risk The use of leverage through the use of debt creates an opportunity for increased common share net investment income dividends, but also creates risks for the holders of common shares. The Trust’s leveraging strategy may not be successful. Leverage creates two major types of risks for the holders of common shares:
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the likelihood of greater volatility of net asset value and market price of the common shares because changes in the value of the Trust’s portfolio, including securities bought with the proceeds of the leverage, are borne entirely by the holders of common shares; and

–	the possibility either that common share net investment income will fall if the leverage expense rises or that common share net investment income will fluctuate because the leverage expense varies.
Small Cap Risk The Trust may invest in Real Estate Equity Securities of smaller companies which may entail additional risks. There may be less trading in a smaller company’s stock, which means that buy and sell transactions in that stock could have a larger impact on the stock’s price than is the case with larger company stocks. Smaller companies also may have fewer lines of business so that changes in any one line of business may have a greater impact on a smaller company’s stock price than is the case for a larger company. Further, smaller company stocks may perform in different cycles than larger company stocks.
Accordingly, shares of these companies can be more volatile than, and at times will perform differently from, large company stocks such as those found in the Dow Jones Industrial Average. In addition, there are relatively few REITs when compared to other types of companies. Even the larger global real estate companies tend to be small to medium‑sized companies in comparison to many industrial and service companies.
Preferred	Securities The Trust may invest in preferred securities, which entail special risks, including:
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Deferral Preferred securities may include provisions that permit the issuer, at its discretion, to defer distributions for a stated period without any adverse consequences to the issuer. If the Trust owns a preferred security that is deferring its distributions, the Trust may be required to report income for tax purposes although it has not yet received such income.

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Subordination Preferred securities are subordinated to bonds and other debt instruments in a company’s capital structure with respect to priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.

–	Liquidity Preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. government securities.
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Limited Voting Rights Generally, preferred security holders (such as the Trust) have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board. Generally, once all the arrearages have been paid, the preferred security holders no longer have voting rights. In the case of certain trust preferred securities, holders generally have no voting rights, except (i) if the issuer fails to pay dividends for a specified period of time or (ii) if a declaration of default occurs and is continuing. In such an event, rights of holders of trust preferred securities generally would include the right to appoint and authorize a trustee to enforce the trust or special purpose entity’s rights as a creditor under the agreement with its operating company.
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Special Redemption Rights In certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date. For instance, for certain types of preferred securities, a redemption may be triggered by a change in Federal income tax or securities laws. As with call provisions, a redemption by the issuer may negatively impact the return on the security held by the Trust.

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New Types of Securities From time to time, preferred securities, including trust preferred securities, have been, and may in the future be, offered having features other than those described herein. The Trust reserves the right to invest in these securities if the Adviser believes that doing so would be consistent with the Trust’s investment objectives and policies. Since the market for these instruments would be new, the Trust may have difficulty disposing of them at a suitable price and time. In addition to limited liquidity, these instruments may present other risks, such as high price volatility.

Illiquid Securities The Trust may invest up to 15% of its total assets in illiquid securities. Illiquid securities are securities that are not readily marketable and may include some restricted securities, which are securities that may not be resold to the public without an effective registration statement under the Securities Act of 1933, (the “Securities Act”) or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. Illiquid investments involve the risk that the securities will not be able to be sold at the time desired by the Trust or at prices approximating the value at which the Trust is carrying the securities on its books.
Lower-Rated Securities The Trust will not invest more than 20% of its total assets in preferred securities rated below investment grade or unrated and considered by the Adviser to be of comparable quality.
The values of lower-rated securities often reflect individual corporate developments and have a higher sensitivity to economic changes than do higher rated securities. Issuers of lower-rated securities are often in the growth stage of their development and/or involved in a reorganization or takeover. The companies are often highly leveraged (have a significant amount of debt relative to shareholders’ equity) and may not have available to them more traditional financing methods, thereby increasing the risk associated with acquiring these types of securities. In some cases, obligations with respect to lower-rated securities are subordinated to the prior repayment of senior indebtedness, which will potentially limit the Trust’s ability to fully recover principal or to receive interest payments when senior securities are in default. Thus, investors in lower-rated securities have a lower degree of protection with respect to principal and interest payments than do investors in higher rated securities.
During an economic downturn, a substantial period of rising interest rates or a recession, issuers of lower-rated securities may experience financial distress possibly resulting in insufficient revenues to meet their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. An economic downturn could also disrupt the market for lower-rated securities and adversely affect the ability of the issuers to repay principal and interest. If the issuer of a security held by the Trust defaults, the Trust may not receive full interest and principal payments due to it and could incur additional expenses if it chose to seek recovery of its investment.
Interest Rate Risk Interest rate risk is the risk that fixed income investments such as preferred securities, and to a lesser extent dividend-paying common stocks such as REIT common stocks, will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall. The Trust’s investment in such securities means that the net asset value and market price of its common shares will tend to decline if market interest rates rise. Because market interest rates are currently near their lowest levels in many years, there is a greater than normal risk that the Trust’s portfolio will decline in value due to rising interest rates. Your common shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Trust dividends and distributions. The Trust utilizes leverage, which magnifies interest rate risk.
Strategic Transactions For general portfolio management purposes, the Trust may use various other investment management techniques that also involve certain risks and special considerations, including engaging in hedging and risk management transactions, including interest rate swaps and options and foreign currency transactions. These strategic transactions will be entered into to seek to manage the risks of the Trust’s portfolio of securities, but may have the effect of limiting the gains from favorable market movements.
Inflation Risk Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the common shares and distributions can decline and the dividend payments in respect of preferred shares, if any, or interest payments on any borrowings may increase.
Deflation Risk Deflation risk is the risk that the Trust’s dividends may be reduced in the future as lower prices reduce interest rates and earning power, resulting in lower distributions on the assets owned by the Trust.
Market Discount Risk Shares of closed‑end management investment companies frequently trade at a discount from their net asset value. This characteristic is a risk separate and distinct from the risk that the Trust’s net asset value could decrease as a result of Trust investment activities and may be greater for investors expecting to sell their shares in a relatively short period following the offering of Preferred Shares. Whether investors will realize gains or losses upon the sale of the shares will depend not upon the Trust’s net asset value but entirely upon whether the market price of the shares at the time of sale is above or below the investor’s purchase price for the shares. Because the market price of the shares will be determined by factors such as relative supply of and demand for shares in the market, general market and economic conditions, and other factors beyond the control of the Trust, we cannot predict whether the shares will trade at, below or above net asset value, or at, below or above the initial public offering price.
Investment Risk An investment in the Trust is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Anti-Takeover Provisions The Trust’s Amended and Restated Agreement and Declaration of Trust (the “Agreement and Declaration of Trust”) includes provisions that could limit the ability of other entities or persons to acquire control of the Trust or convert the Trust to open‑end status. These provisions could deprive the holders of common shares of opportunities to sell their common shares at a premium over the then current market price of the common shares or at net asset value. In addition, if the Trust issues Preferred Shares, the holders of the Preferred Shares will have voting rights that could deprive holders of common shares of such opportunities.
Market Disruption Risk A disruption of the U.S. or world financial markets could impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to the common shares.
Concentration Risk The Trust invests a substantial portion of its assets (“concentrates”) in a particular market, industry, group of industries, country, region, group of countries, asset class or sector generally is subject to greater risk than a portfolio that invests in a more diverse investment portfolio. In addition, the value of the Trust’s portfolio is more susceptible to any single economic, market, political or regulatory occurrence affecting, for example, that particular market, industry, region or sector. This is because, for example, issuers in a particular market, industry, region or sector often react similarly to specific economic, market, regulatory, or political developments.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]		151,636,470
Stock Market Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Stock Market Risks A portion of your investment in common shares represents an indirect investment in equity securities owned by the Trust, substantially all of which are traded on a domestic or foreign securities exchange or in the over‑the‑counter markets. The value of these securities, like other stock market investments, may move up or down, sometimes rapidly and unpredictably.

Common Stock Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Common Stock Risk While common stock has historically generated higher average returns than fixed income securities, common stock has also experienced significantly more volatility in those returns. An adverse event, such as an unfavorable earnings report, may depress the value of common stock held by the Trust. Also, the price of common stock is sensitive to general movements in the stock market. A drop in the stock market may depress the price of common stock held by the Trust.

Foreign Securities Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign Securities Risks Although it is not the Trust’s current intent, the Trust may invest up to 100% of its total assets in real estate securities of non‑U.S. issuers or that are denominated in various foreign currencies or multinational currency units (“Foreign Securities”). Such investments involve certain risks not involved in domestic investments. Securities markets in certain foreign countries are not as developed, efficient or liquid as securities markets in the United States. Therefore, the prices of Foreign Securities often are volatile. In addition, the Trust will be subject to risks associated with adverse political and economic developments in foreign countries, which could cause the Trust to lose money on its investments in Foreign Securities. The Trust may hold any Foreign Securities of issuers in so‑called “emerging markets” which may entail additional risks.

Foreign Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign Currency Risk Although the Trust will report its net asset value and pay dividends in U.S. dollars, Foreign Securities often are purchased with and make interest payments in foreign currencies. Therefore, when the Trust invests in Foreign Securities, it will be subject to foreign currency risk, which means that the Trust’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of Foreign Securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Emerging Markets Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Emerging Markets Risks The Trust may invest in Real Estate Equity Securities of issuers located or doing substantial business in “emerging markets.” Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less developed legal systems; and less reliable custodial services and settlement practices.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage Risk The use of leverage through the use of debt creates an opportunity for increased common share net investment income dividends, but also creates risks for the holders of common shares. The Trust’s leveraging strategy may not be successful. Leverage creates two major types of risks for the holders of common shares:
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the likelihood of greater volatility of net asset value and market price of the common shares because changes in the value of the Trust’s portfolio, including securities bought with the proceeds of the leverage, are borne entirely by the holders of common shares; and

–	the possibility either that common share net investment income will fall if the leverage expense rises or that common share net investment income will fluctuate because the leverage expense varies.

Small Cap Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Small Cap Risk The Trust may invest in Real Estate Equity Securities of smaller companies which may entail additional risks. There may be less trading in a smaller company’s stock, which means that buy and sell transactions in that stock could have a larger impact on the stock’s price than is the case with larger company stocks. Smaller companies also may have fewer lines of business so that changes in any one line of business may have a greater impact on a smaller company’s stock price than is the case for a larger company. Further, smaller company stocks may perform in different cycles than larger company stocks.
Accordingly, shares of these companies can be more volatile than, and at times will perform differently from, large company stocks such as those found in the Dow Jones Industrial Average. In addition, there are relatively few REITs when compared to other types of companies. Even the larger global real estate companies tend to be small to medium‑sized companies in comparison to many industrial and service companies.

Preferred Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Preferred	Securities The Trust may invest in preferred securities, which entail special risks, including:
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Deferral Preferred securities may include provisions that permit the issuer, at its discretion, to defer distributions for a stated period without any adverse consequences to the issuer. If the Trust owns a preferred security that is deferring its distributions, the Trust may be required to report income for tax purposes although it has not yet received such income.

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Subordination Preferred securities are subordinated to bonds and other debt instruments in a company’s capital structure with respect to priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.

–	Liquidity Preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. government securities.
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Limited Voting Rights Generally, preferred security holders (such as the Trust) have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board. Generally, once all the arrearages have been paid, the preferred security holders no longer have voting rights. In the case of certain trust preferred securities, holders generally have no voting rights, except (i) if the issuer fails to pay dividends for a specified period of time or (ii) if a declaration of default occurs and is continuing. In such an event, rights of holders of trust preferred securities generally would include the right to appoint and authorize a trustee to enforce the trust or special purpose entity’s rights as a creditor under the agreement with its operating company.
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Special Redemption Rights In certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date. For instance, for certain types of preferred securities, a redemption may be triggered by a change in Federal income tax or securities laws. As with call provisions, a redemption by the issuer may negatively impact the return on the security held by the Trust.

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New Types of Securities From time to time, preferred securities, including trust preferred securities, have been, and may in the future be, offered having features other than those described herein. The Trust reserves the right to invest in these securities if the Adviser believes that doing so would be consistent with the Trust’s investment objectives and policies. Since the market for these instruments would be new, the Trust may have difficulty disposing of them at a suitable price and time. In addition to limited liquidity, these instruments may present other risks, such as high price volatility.

Illiquid Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Illiquid Securities The Trust may invest up to 15% of its total assets in illiquid securities. Illiquid securities are securities that are not readily marketable and may include some restricted securities, which are securities that may not be resold to the public without an effective registration statement under the Securities Act of 1933, (the “Securities Act”) or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. Illiquid investments involve the risk that the securities will not be able to be sold at the time desired by the Trust or at prices approximating the value at which the Trust is carrying the securities on its books.

Lower Rated Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Lower-Rated Securities The Trust will not invest more than 20% of its total assets in preferred securities rated below investment grade or unrated and considered by the Adviser to be of comparable quality.
The values of lower-rated securities often reflect individual corporate developments and have a higher sensitivity to economic changes than do higher rated securities. Issuers of lower-rated securities are often in the growth stage of their development and/or involved in a reorganization or takeover. The companies are often highly leveraged (have a significant amount of debt relative to shareholders’ equity) and may not have available to them more traditional financing methods, thereby increasing the risk associated with acquiring these types of securities. In some cases, obligations with respect to lower-rated securities are subordinated to the prior repayment of senior indebtedness, which will potentially limit the Trust’s ability to fully recover principal or to receive interest payments when senior securities are in default. Thus, investors in lower-rated securities have a lower degree of protection with respect to principal and interest payments than do investors in higher rated securities.
During an economic downturn, a substantial period of rising interest rates or a recession, issuers of lower-rated securities may experience financial distress possibly resulting in insufficient revenues to meet their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. An economic downturn could also disrupt the market for lower-rated securities and adversely affect the ability of the issuers to repay principal and interest. If the issuer of a security held by the Trust defaults, the Trust may not receive full interest and principal payments due to it and could incur additional expenses if it chose to seek recovery of its investment.

Strategic Transactions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Strategic Transactions For general portfolio management purposes, the Trust may use various other investment management techniques that also involve certain risks and special considerations, including engaging in hedging and risk management transactions, including interest rate swaps and options and foreign currency transactions. These strategic transactions will be entered into to seek to manage the risks of the Trust’s portfolio of securities, but may have the effect of limiting the gains from favorable market movements.

Inflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inflation Risk Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the common shares and distributions can decline and the dividend payments in respect of preferred shares, if any, or interest payments on any borrowings may increase.

Deflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Deflation Risk Deflation risk is the risk that the Trust’s dividends may be reduced in the future as lower prices reduce interest rates and earning power, resulting in lower distributions on the assets owned by the Trust.

Market Discount Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Discount Risk Shares of closed‑end management investment companies frequently trade at a discount from their net asset value. This characteristic is a risk separate and distinct from the risk that the Trust’s net asset value could decrease as a result of Trust investment activities and may be greater for investors expecting to sell their shares in a relatively short period following the offering of Preferred Shares. Whether investors will realize gains or losses upon the sale of the shares will depend not upon the Trust’s net asset value but entirely upon whether the market price of the shares at the time of sale is above or below the investor’s purchase price for the shares. Because the market price of the shares will be determined by factors such as relative supply of and demand for shares in the market, general market and economic conditions, and other factors beyond the control of the Trust, we cannot predict whether the shares will trade at, below or above net asset value, or at, below or above the initial public offering price.

Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Investment Risk An investment in the Trust is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Anti Takeover Provisions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Anti-Takeover Provisions The Trust’s Amended and Restated Agreement and Declaration of Trust (the “Agreement and Declaration of Trust”) includes provisions that could limit the ability of other entities or persons to acquire control of the Trust or convert the Trust to open‑end status. These provisions could deprive the holders of common shares of opportunities to sell their common shares at a premium over the then current market price of the common shares or at net asset value. In addition, if the Trust issues Preferred Shares, the holders of the Preferred Shares will have voting rights that could deprive holders of common shares of such opportunities.

Market Disruption Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Disruption Risk A disruption of the U.S. or world financial markets could impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to the common shares.

Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Concentration Risk The Trust invests a substantial portion of its assets (“concentrates”) in a particular market, industry, group of industries, country, region, group of countries, asset class or sector generally is subject to greater risk than a portfolio that invests in a more diverse investment portfolio. In addition, the value of the Trust’s portfolio is more susceptible to any single economic, market, political or regulatory occurrence affecting, for example, that particular market, industry, region or sector. This is because, for example, issuers in a particular market, industry, region or sector often react similarly to specific economic, market, regulatory, or political developments.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate Risk Interest rate risk is the risk that fixed income investments such as preferred securities, and to a lesser extent dividend-paying common stocks such as REIT common stocks, will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall. The Trust’s investment in such securities means that the net asset value and market price of its common shares will tend to decline if market interest rates rise. Because market interest rates are currently near their lowest levels in many years, there is a greater than normal risk that the Trust’s portfolio will decline in value due to rising interest rates. Your common shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Trust dividends and distributions. The Trust utilizes leverage, which magnifies interest rate risk.

[1]	Asset Coverage per $1,000: Asset coverage per $1,000 of debt is calculated by subtracting the Trust’s liabilities and indebtedness not represented by senior securities from the Trust’s total assets, dividing the result by the aggregate amount of the Trust’s senior securities representing indebtedness then outstanding, and multiplying the result by 1,000.